Significant Production And Growth Asset Acquisitions - Summary of Cash Flows on Acquisition (Detail) - Tellurian Inc [Member] $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about cash flow on asset acquisition [line items]
Acquisition cost	$ (1,066)
Cash and cash equivalent acquired	24
Net cash flow on acquisition	$ (1,042)